Business combinations and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations and goodwill
Summary of group's total goodwill

	At 31 December	At 31 December
	2022	2021
	USD	USD
Goodwill arising on acquisition of:
Viapool	1,450,481	—
Voltlines	10,980,457	—
Door2Door	4,059,284	—
Shotl	4,270,505	4,418,226
Urbvan	8,892,682	—
Impairment charge	(29,653,409)	—
	—	4,418,226

Summary of business combination contribution

Business combinations’ contribution of 2022 financial results to the Group:

	Revenue
	since	Revenue for	Loss since	Loss for the
	acquisition	the full year	acquisition	full year
	USD	USD	USD	USD
Viapool	7,346,255	7,929,986	3,906,569	3,202,686
Voltlines	4,548,557	5,910,453	1,011,226	1,648,870
Door2Door	752,801	2,815,344	2,456,575	2,098,024
Urbvan	7,390,342	14,392,511	2,210,083	6,679,542
	20,037,955	31,048,294	9,584,453	13,629,122

Summary of changes in deferred purchase price

	At 31 December	At 31 December
	2022	2021
	USD	USD
Opening balance	3,618,902	—
Acquisitions	36,507,949	3,618,902
Change in fair value	(31,844,346)	—
Issuance of shares	(662,924)	—
Ending balance	7,619,581	3,618,902

Summary of deferred purchase price and maturity analysis

	At 31 December	At 31 December
	2022	2021
	USD	USD
Voltlines	5,000,000	—
Door2Door	15,865	—
Shotl	1,004,987	3,618,902
Urbvan	1,598,729	—
	7,619,581	3,618,902

	At 31 December	At 31 December
Maturity analysis	2022	2021
	USD	USD
Less than one year (current)	7,425,488	3,618,902
One to five years (non-current)	194,093	—
	7,619,581	3,618,902

Viapool Inc
Business combinations and goodwill
Summary of purchase consideration

Fair value recognized
on acquisition
USD
Assets
Intangible assets	5,530,000
Right of use asset	34,524
Property and equipment	45,170
Trade and other receivables	907,040
Cash and cash equivalents	332,005
6,848,739
Liabilities
Interest-bearing loans	16,697
Trade and other payables	1,004,118
Lease liabilities	44,554
1,065,369
Total identifiable net assets at fair value	5,783,370

Non-controlling interest measured at fair value	(2,833,851)

Fair value of purchase consideration	4,400,000
Goodwill arising on acquisition	1,450,481

Cash flow on
acquisition
USD
Net cash acquired with the subsidiary	332,005
Cash consideration paid at the closing date	(1,000,000)
Purchase consideration transferred	(667,995)

Volt Lines B.V.
Business combinations and goodwill
Summary of purchase consideration

Fair value recognized
on acquisition
USD
Assets
Intangible assets	2,170,000
Property and equipment	178,561
Right of use asset	173,389
Trade and other receivables	570,966
Cash and cash equivalents	142,918
3,235,834
Liabilities
Interest-bearing loans	96,796
Trade and other payables	489,979
Convertible loan	241,506
Lease liabilities	188,010
1,016,291
Total identifiable net assets at fair value	2,219,543

Fair value of purchase consideration	13,200,000
Goodwill arising on acquisition	10,980,457

Cash flow on
Acquisition
USD
Net cash acquired with the subsidiary	(142,918)
Cash consideration paid at the closing date	—
Purchase consideration transferred	(142,918)

Door2Door GmbH
Business combinations and goodwill
Summary of purchase consideration

Fair value recognized
on acquisition
USD
Assets
Intangible assets	1,160,000
Property and equipment	48,730
Right of use asset	599,087
Trade and other receivables	250,495
Cash and cash equivalents	136,626
2,194,938
Liabilities
Interest-bearing loans	1,320,773
Trade and other payables	1,640,583
Lease liabilities	677,866
3,639,222
Total identifiable net deficit at fair value	(1,444,284)

Fair value of purchase consideration	2,615,000
Goodwill arising on acquisition	4,059,284

Cash flow on
Acquisition
USD
Net cash acquired with the subsidiary	136,626
Cash consideration paid at the closing date	(1,074,842)
Purchase consideration transferred	(938,216)

Urbvan Mobility Ltd.
Business combinations and goodwill
Summary of purchase consideration

Fair value
recognized
on acquisition
USD
Assets
Intangible assets	11,720,000
Deferred tax assets	4,104,774
Right of use asset	279,002
Property and equipment	313,991
Trade and other receivables	5,216,992
Cash and cash equivalents	720,001
22,354,760
Liabilities
Provision for employees' end of service benefits	259,105
Trade and other payables	3,053,864
Lease liabilities	327,473
3,640,442
Total identifiable net assets at fair value	18,714,318
Fair value of purchase consideration	27,607,000
Goodwill arising on acquisition	8,892,682

Cash flow on
Acquisition
USD
Net cash acquired with the subsidiary	720,001
Convertible note deduction against purchase price at the closing date	(5,000,000)
Purchase consideration transferred	(4,279,999)

Shotl Transportation, S.L.
Business combinations and goodwill
Summary of purchase consideration

Fair value
recognised
on acquisition
USD
Assets
Intangible Assets	1,002,147
Property and Equipment	1,846
Other assets	8,697
Trade and other receivables	365,061
Cash and cash equivalents	145,551
1,523,302
Liabilities
Interest-bearing loans	493,779
Loans from related parties	482,161
Trade and other payables	238,046
1,213,986
Total identifiable net assets at fair value	309,316

Non-controlling interest measured at fair value	139,643
Goodwill arising on acquisition	4,418,226
Purchase consideration	4,557,869

Cash flow
on Acquisition
USD
Net cash acquired with the subsidiary	145,551
Cash consideration paid at the closing date	(968,997)
Purchase consideration transferred	(823,446)